Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Loss	$ (15,648)	$ (6,213)	$ (4,799)
Adjustments to reconcile loss to net cash provided by (used in) operating activities:
Loss on disposal of property and equipment	2	11	9
Depreciation	1,303	1,246	1,337
Stock-based compensation	2,060	980	1,066
Amortization of intangible assets	3,746	2,836	1,549
Accrued interest, accretion of discount and exchange rate differences on credit line		(19)	69
Accretion of discount on convertible notes	480
Change in fair value of embedded conversion feature on convertible notes	1,349
Other income related to investment in affiliate	(450)
Accretion and change in fair value of earn-out consideration, net			(27)
Other expenses related to the earn-out consideration	117	774
Deferred taxes, net	(175)	(212)	(257)
Changes in assets and liabilities:
Trade receivables, net	77	759	716
Prepaid expenses and other receivables	(362)	(82)	36
Change in long-term lease deposits	6	(184)	(12)
Trade payables	36	124	(110)
Employees and payroll accruals, accrued expenses and other liabilities	780	(288)	(595)
Deferred revenues	(841)	2,305	(1,069)
Accrued severance pay, net	4	88	52
Other long-term liabilities	302	(11)	41
Net cash provided by (used in) operating activities	(7,214)	2,114	(1,994)
Cash flows from investing activities:
Capitalization of technology, net of grants received	(3,567)	(2,824)	(1,751)
Proceeds from sale of investment in affiliate	450
Proceeds from sale of property and equipment			5
Purchase of property and equipment	(1,771)	(985)	(1,222)
Net cash used in investing activities	(4,888)	(3,809)	(2,968)
Cash flows from financing activities:
Proceeds from public and private offerings, net	18,971		11,524
Proceeds from convertible notes	6,300
Payment of earn-out consideration			(457)
Proceeds from credit line			4,400
Repayment of credit line		(4,150)	(5,200)
Proceeds from options exercised	93	84	153
Net cash provided by (used in) financing activities	25,364	(4,066)	10,420
Effect of exchange rate changes on cash and cash equivalents	98	3	(142)
Increase (decrease) in cash and cash equivalents	13,360	(5,758)	5,316
Cash and cash equivalents at the beginning of the year	10,621	16,379	11,063
Cash and cash equivalents at the end of the year	23,981	10,621	16,379
Cash paid (received) during the year for:
Taxes, net	(50)	299	190
Interest	130	60	185
Non-cash transactions:
Purchase of property and equipment by credit	(217)	(39)	(82)
Net change in accrued payroll expenses related to capitalization of technology	(255)	(304)	(178)
Conversion of convertible notes and accrued interest on account of convertible notes into shares	$ (8,231)